Document and Entity Information	Nov. 27, 2019
Cover [Abstract]
Entity Registrant Name	SemGroup Corp
Amendment Flag	false
Entity Central Index Key	0001489136
Document Type	8-K
Document Period End Date	Nov. 27, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-34736
Entity Tax Identification Number	20-3533152
Entity Address, Address Line One	Two Warren Place
Entity Address, Address Line Two	6120 S. Yale Avenue
Entity Address, Address Line Three	Suite 1500
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74136-4231
City Area Code	(918)
Local Phone Number	524-8100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock
Trading Symbol	SEMG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false